UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 128 South Tryon Street Suite 1580
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		8/05/2009
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    91

Form 13F Information Table Value Total:  $ 100,765
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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

  NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION   MANAGERS        SOLE    SHARED  OTHER
        COLUMN 1         COLUMN 2     COLUMN 3  COLUMN COLUMN 5              COLUMN 6   COLUMN 7   COLUMN 8
Amern Shared Hosp Svcs  COM            029595105  63     30,000 SH               SOLE        N/A     30,000
Amerigas Propane        COM            030975106  1,450  43,000 SH               SOLE        N/A     43,000
Autodesk                COM            052769106  434    22,845 SH               SOLE        N/A     22,845
Auto Data Processing    COM            053015103  1,210  34,130 SH               SOLE        N/A     34,130
BB&T Corporation        COM            054937107  552    25,091 SH               SOLE        N/A     25,091
Bank of America         COM            060505104  662    50,166 SH               SOLE        N/A     50,166
Becton Dickinson & Co   COM            075887109  1,605  22,503 SH               SOLE        N/A     22,503
Berkshire Hathaway Cl B CL B           084670207  206    71     SH               SOLE        N/A     71
Best Buy Company Inc.   COM            086516101  845    25,220 SH               SOLE        N/A     25,220
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  370    8,650  SH               SOLE        N/A     8,650
C V S Corporation       COM            126650100  1,917  60,140 SH               SOLE        N/A     60,140
Cousins Properties      COM            126650100  325    38,201 SH               SOLE        N/A     38,201
Celgene Corp            COM            151020104  526    11,000 SH               SOLE        N/A     11,000
Chevrontexaco Corp      COM            166764100  1,255  18,942 SH               SOLE        N/A     18,942
Clorox Company          COM            189054109  1,363  24,415 SH               SOLE        N/A     24,415
Coca Cola               COM            191216100  781    16,265 SH               SOLE        N/A     16,265
Coventry Health Care IncCOM            222862104  448    23,953 SH               SOLE        N/A     23,953
Duncan Energy Ptnrs Lp  COM UNITS      265026104  887    54,875 SH               SOLE        N/A     54,875
Emerson Electric Co.    COM            291011104  1,663  51,320 SH               SOLE        N/A     51,320
Enterprise Prd Prtnrs LpCOM            293792107  3,088  123,800SH               SOLE        N/A     123,800
Equitable Resources Inc SH BEN INT     294549100  314    9,000  SH               SOLE        N/A     9,000
Ferrellgas Partners     UNIT LTD PART  315293100  1,507  92,800 SH               SOLE        N/A     92,800
Fiserv Inc              COM            337738108  1,856  40,600 SH               SOLE        N/A     40,600
Franklin Resources Inc  COM            354613101  763    10,590 SH               SOLE        N/A     10,590
General Dynamics Corp   COM            369550108  1,528  27,595 SH               SOLE        N/A     27,595
General Electric        COM            369604103  1,657  141,395SH               SOLE        N/A     141,395
Halliburton Company     COM            406216101  876    42,309 SH               SOLE        N/A     42,309
Hewlett-Packard Company COM            428236103  343    8,878  SH               SOLE        N/A     8,878
Intuit Inc              COM            461202103  1,564  55,475 SH               SOLE        N/A     55,475
Intel Corporation       COM            461202103  188    11,362 SH               SOLE        N/A     11,362
Ishare S&P 500          UNIT SER 1     464287200  873    9,453  SH               SOLE        N/A     9,453
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1,307  40,543 SH               SOLE        N/A     40,543
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  443    4,414  SH               SOLE        N/A     4,414
Ishares Latin Amer.     S&P LTN AM 40  464287390  649    18,684 SH               SOLE        N/A     18,684
Ishares International EAMSCI EAFE IDX  464287465  286    6,238  SH               SOLE        N/A     6,238
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  584    10,099 SH               SOLE        N/A     10,099
S&P Small Cap 600       S&P SMLCAP 600 464287804  1,475  33,202 SH               SOLE        N/A     33,202
Ishares All Country AsiaMSCI ACJPN IDX 464288182  553    12,620 SH               SOLE        N/A     12,620
Ishares Intermediate CorLEHMAN INTER C 464288638  552    5,520  SH               SOLE        N/A     5,520
Ishares S&P Gbl ConsumerS&P GL C STAPL 464288737  252    5,368  SH               SOLE        N/A     5,368
Johnson & Johnson       COM            478160104  2,902  51,085 SH               SOLE        N/A     51,085
Kimberly Clark          COM            494368103  937    17,875 SH               SOLE        N/A     17,875
Kinder Morgan Energy Lp UNIT LTD PART  494550106  1,864  36,455 SH               SOLE        N/A     36,455
Lockheed Martin Corp    COM            539830109  225    2,789  SH               SOLE        N/A     2,789
Lowes Companies         COM            548661107  935    48,173 SH               SOLE        N/A     48,173
Magellan Midstream PartnCOM UNIT RP LP 559080106  2,371  68,200 SH               SOLE        N/A     68,200
Marathon Oil Group      COM            565849106  1,584  52,560 SH               SOLE        N/A     52,560
McGraw-Hill Cos         COM            580645109  804    26,695 SH               SOLE        N/A     26,695
Microsoft Corp          COM            594918104  1,247  52,446 SH               SOLE        N/A     52,446
Mylan Labs.             COM            628530107  1,034  79,247 SH               SOLE        N/A     79,247
Nokia Corporation       SPONSORED ADR  654902204  1,460  100,108SH               SOLE        N/A     100,108
Oneok Inc New           UNIT LTD PARTN 682680103  233    7,890  SH               SOLE        N/A     7,890
Pepsico Inc.            COM            713448108  1,920  34,930 SH               SOLE        N/A     34,930
Pfizer Incorporated     COM            717081103  187    12,457 SH               SOLE        N/A     12,457
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  2,973  69,867 SH               SOLE        N/A     69,867
Plum Creek Timber       COM            729251108  1,394  46,805 SH               SOLE        N/A     46,805
Realty Income           COM            756109104  1,658  75,630 SH               SOLE        N/A     75,630
Schlumberger            COM            806857108  277    5,117  SH               SOLE        N/A     5,117
Staples Inc             COM            855030102  1,392  69,000 SH               SOLE        N/A     69,000
Suburban Propane        UNIT LTD PART  864482104  2,731  64,770 SH               SOLE        N/A     64,770
Teppco Partners L P     UT LTD PARTNER 872384102  2,888  96,722 SH               SOLE        N/A     96,722
Thermo Fisher ScientificCOM            883556102  326    8,000  SH               SOLE        N/A     8,000
Vanguard Emerging MarketEMR MKT ETF    922042858  1,303  40,962 SH               SOLE        N/A     40,962
Target Corporation      COM            87612E106  821    20,795 SH               SOLE        N/A     20,795
Intl Absorbents New     COM NO PAR     45885E203  48     15,000 SH               SOLE        N/A     15,000
Conocophillips          COM            20825C104  1,014  24,100 SH               SOLE        N/A     24,100
Dominion Resources Inc. COM            25746U109  330    9,875  SH               SOLE        N/A     9,875
Duke                    COM            26441C105  341    23,387 SH               SOLE        N/A     23,387
Enbridge Energy         COM            29250R106  2,461  63,790 SH               SOLE        N/A     63,790
Energy Transfer PartnersUNIT LTD PARTN 29273R109  2,979  73,575 SH               SOLE        N/A     73,575
Energy Transfer Equity  COM UT LTD PTN 29273V100  688    27,100 SH               SOLE        N/A     27,100
Entergy Corp.           COM            29364G103  656    8,456  SH               SOLE        N/A     8,456
Equity Residential PropeSH BEN INT     29476L107  377    16,940 SH               SOLE        N/A     16,940
Exxon-Mobil             COM            30231G102  1,882  26,924 SH               SOLE        N/A     26,924
FedEx Corporation       COM            31428X106  1,147  20,626 SH               SOLE        N/A     20,626
Global Payments Inc     COM            37940X102  1,770  47,262 SH               SOLE        N/A     47,262
Ishares Silver TRUST    ISHARES        46428Q109  152    11,369 SH               SOLE        N/A     11,369
Lab Cp Of Amer Hldg New COM            50540R409  2,445  36,065 SH               SOLE        N/A     36,065
Monsanto Co             COM            61166W101  1,442  19,401 SH               SOLE        N/A     19,401
Nustar Energy, LP       UNIT COM       67058H102  2,800  51,825 SH               SOLE        N/A     51,825
Oneok Partners Lp       UNIT LTD PARTN 68268N103  2,258  49,310 SH               SOLE        N/A     49,310
Petroleo Brasileiro AdrfSPONSORED ADR  71654V408  398    9,703  SH               SOLE        N/A     9,703
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  512    15,525 SH               SOLE        N/A     15,525
International Dividend AINTL DIV ACHV  73935X716  124    10,850 SH               SOLE        N/A     10,850
S P D R -S&P 500        UNIT SER 1     78462F103  440    4,785  SH               SOLE        N/A     4,785
Sunoco Logistics PartnerCOM UNITS      86764L108  1,555  28,675 SH               SOLE        N/A     28,675
Valero Energy Corp New  COM            91913Y100  169    10,000 SH               SOLE        N/A     10,000
Vanguard Health Care    HEALTHCARE ETF 92204A504  207    4,438  SH               SOLE        N/A     4,438
Zimmer Holdings Inc     COM            98956P102  734    17,235 SH               SOLE        N/A     17,235
Ingersoll Rand Co       CL A           G4776G101  865    41,370 SH               SOLE        N/A     41,370
Noble Corp              SHS            G65422100  1,800  59,519 SH               SOLE        N/A     59,519
Willis Group Holdings   SHS            G96655108  485    18,841 SH               SOLE        N/A     18,841
